Derivative Financial Instruments - Summary of Quantitative Disclosure of Cash Flow's Maturities (Parenthetical) (Detail)	Dec. 31, 2017 $ / $	Dec. 31, 2016
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates	19.7867
U.S [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates	19.7867	20.664
EURO [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates	23.7549	21.6724